Tax Note - Schedule of effective income tax expense (recovery) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Major components of tax expense (income) [abstract]
Income for the year from continuing operations before tax	$ 82,038,129	$ 24,295,608
Expected income tax	22,150,000	9,821,366
Change in statutory, foreign tax, foreign exchange rates and other	(28,417,000)	(13,449,000)
Permanent differences	7,629,000	4,799,000
Impact on sale of subsidiary	0	3,924,000
Share issue cost	(1,885,000)	(497,000)
Adjustment to prior years provision and other	6,686,000	1,803,000
Change in unrecognized deductible temporary differences	(3,747,000)	(6,250,000)
Tax recovery (expense)	2,416,000	151,366
Current income tax	887,000	151,366
Deferred income tax	1,529,000	0
Total income tax	$ 2,416,000	$ 151,366